UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015
ASSETS
Cash and Cash Equivalents	$ 834	$ 41
Note Receivable - Related Party		297
Total Assets	834	338
Liabilities
Term Notes Payable		441,421
Notes Payable - Affiliates	1,103,320	1,102,785
Judgements Payable	1,147,203	1,138,264
Convertible Notes Payable, Net of Discounts of $2,218 and $5,371, respectively	123,340	120,187
Derivative Liability	229,545	256,273
Deferred Retirement Benefits		438,782
Accounts Payable	22,360	844,542
Advances from Shareholders		149,185
Accrued Expenses	1,764,658	2,866,180
Total Liabilities	4,390,426	7,357,619
Stockholders' Deficit
Common Stock - $.0001 Par; 5,000,000,000 Shares Authorized, 60,788,382 Issued and Outstanding	6,079	6,079
Additional Paid-In-Capital	7,743,891	7,743,891
Accumulated Deficit	(12,143,141)	(15,110,830)
Total Stockholders' Deficit	(4,389,592)	(7,357,281)
Total Liabilities and Stockholders' Deficit	834	338
Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, value	2,500	2,500
Preferred Stock - Class B [Member]
Stockholders' Deficit
Preferred Stock, value	910	910
Preferred Stock - Class C [Member]
Stockholders' Deficit
Preferred Stock, value	$ 169	$ 169